CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	$ (24,056,359)	$ (246,527,916)	$ (12,618,254)
Other comprehensive income net of tax:
Change in cumulative foreign currency translation adjustments	2,536,356	2,431,227	12,872,968
Total comprehensive income (loss)	(21,520,003)	(244,096,689)	254,714
VISIONCHINA MEDIA INC.
CONDENSED FINANCIAL INFORMATION OF REGISTRANT - SCHEDULE I
Net loss	(23,967,870)	(246,409,192)	(12,503,292)
Other comprehensive income net of tax:
Change in cumulative foreign currency translation adjustments	2,536,356	2,431,227	12,872,968
Total comprehensive income (loss)	$ (21,431,514)	$ (243,977,965)	$ 369,676